EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Schedule of Total Operating Expenses by Nature

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Raw materials and consumables used	(2,832)	(3,535)	(3,561)
Employee benefit expenses	(902)	(1,038)	(927)
Energy costs	(141)	(162)	(140)
Sub-contractors	(89)	(100)	(92)
Freight out costs	(122)	(156)	(143)
Professional fees	(73)	(97)	(74)
Lease expenses	(11)	(13)	(31)
Depreciation and amortization	(259)	(256)	(197)
Other operating expenses	(240)	(272)	(270)
Other gains and losses - net	(89)	(23)	153
Total operating expenses	(4,758)	(5,652)	(5,282)